SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - $ / shares				12 Months Ended
		Mar. 31, 2025	Nov. 19, 2024	Mar. 31, 2025	Mar. 31, 2024
Class of Stock [Line Items]
Common stock shares authorized		500,000,000		500,000,000
Number of ordinary holdback shares				450,000
Class of warrant or right, exercise price of warrants or rights		$ 11.50		$ 11.50
Sale of stock, price per share		$ 16.5		$ 16.5
Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding		5,750,000		5,750,000
Private Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding		796,254		796,254
Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 0.01		$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	[1]	488,000,000		488,000,000	488,000,000
Common stock par value	[1]	$ 0.0001		$ 0.0001	$ 0.0001
Number of ordinary shares issued, acquisition				2,921,281
Number of shares issued		1,900,000	1,900,000
Voting rights				1
Common stock shares issued	[1]	4,821,281		4,821,281
Common stock shares outstanding	[1]	4,821,281		4,821,281
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion prices		$ 5	$ 5	$ 5
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion prices		$ 10	$ 10	$ 10
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	[1]	12,000,000		12,000,000	12,000,000
Common stock par value	[1]	$ 0.0001		$ 0.0001	$ 0.0001
Number of ordinary shares issued, acquisition				4,500,000
Number of ordinary holdback shares	[1]			450,000
Voting rights				10
Common stock shares issued	[1]	4,500,000		4,500,000	4,500,000
Common stock shares outstanding	[1]	4,050,000		4,050,000	4,500,000
Class of Warrant or Right, Outstanding		6,546,254		6,546,254

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.